Segment Information - Schedule of Reconciliation Between Business Operating Income for the Segments and Income Before Tax and Investments Accounted for Using the Equity Method (Details) - EUR (€)
€ in Millions
		6 Months Ended		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of operating segments [Line Items]
Net income attributable to non-controlling interests		€ 17	€ 26	€ 36
Fair value remeasurement of contingent consideration		(66)	(26)	(93)
Restructuring costs and similar items		(1,331)	(547)	(1,490)
Other gains and losses, and litigation		(442)	(73)	(38)
Operating income		3,044	4,322	7,875
Financial expenses		(586)	(370)	(1,313)
Financial income		281	286	591
Income before tax and investments accounted for using the equity method		2,739	4,238	7,153
Impairment loss on other intangible assets		(371)	15	896
Net Reversal of Impairment Loss		371	833
Operating segments
Disclosure of operating segments [Line Items]
Business operating income		5,656	6,059	12,670
Material reconciling items
Disclosure of operating segments [Line Items]
Share of profit/(loss) from investments accounted for using the equity method	[1]	(75)	(55)	(122)
Net income attributable to non-controlling interests	[2]	11	19	36
Amortization and impairment of intangible assets	[3]	(690)	(1,050)	(3,068)
Fair value remeasurement of contingent consideration		(66)	(26)	(93)
Expense arising from the impact of acquisitions on inventories	[4]	(19)	(5)	(20)
Restructuring costs and similar items	[5]	(1,331)	(547)	(1,490)
Other gains and losses, and litigation	[6]	€ (442)	€ (73)	€ (38)

[1]	Joint ventures and associates with which Sanofi has entered into a strategic alliance.
[2]	Excludes (i) restructuring costs and (ii) other adjustments attributable to non-controlling interests.
[3]	As of June 30, 2024, this line includes a net reversal of impairment losses amounting to of €371 million, mainly due to an increase in the expected recoverable amounts of certain marketed products and other rights in the Biopharma segment. For 2023, this amount mainly comprises an impairment loss of €833 million, reflecting the impact of the strategic decision to de-prioritize certain R&D programs, in particular those related to the NK Cell and PRO-XTEN technology platforms.
[4]	This line records the impact of the workdown of acquired inventories remeasured at fair value at the acquisition date.
[5]	See note B.16.
[6]	See note B.17